Revenues (Details) - Deferred Revenue Balances - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Deferred Revenue Balances [Abstract]
Deferred revenue, beginning of period	$ 4,689	$ 4,905	$ 1,938
Deferred revenue, end of period	$ 4,624	$ 4,689	$ 4,905